SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

As of December 31, 2016, the Group’s current liabilities exceed its current assets by $176.4 million with a current ratio of 0.3. While the Group had cash and cash equivalents of $16.0 million, short-term borrowings, including current portion of long-term bank borrowings of $106.0 million will be due within one year. Additionally, the Company has capital commitments of $4.7 million relating to the purchase of property, plant and equipment to be fulfilled in the next twelve months.

Such negative working capital and adverse current ratio may raise substantial doubt about the Group’s ability to continue as a going concern, which indicates that it is probable that the Group will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

However, the management has evaluated the significance of the conditions and regards the going concern assumption as appropriate based on the following considerations:

1.	The Group generated net income and positive cash flow from operations for three consecutive years with a net operating cash inflow of $99 million in current year.

2.
With the completion of the polysilicon Phase 3A expansion project in Xinjiang, the nameplate capacity of polysilicon increased by 48% starting from January 2017, which means more operating cash flow will be generated and unit cost will be furthered reduced.

3.	The Group has completed a series of cost reduction activities such as technology improvement.

4.
The Group has performed a review of its cash flow forecasts for the twelve month period after the date that the financial statements are issued and believes that its operating cash flow will be positive.

Furthermore, the management also has plans to alleviate substantial doubt about its ability to continue as a going concern:

1.
On March 21, 2017, the Group obtained a letter of financial support from Daqo Group which has committed to provide sufficient financial support to the Group to ensure the Group has the funds required to satisfy its obligations as they come due in the normal course during the twelve months after the date that the financial statements are issued. Further, the support letter provides that Daqo Group will not require the Group to pay the amount owed to the Daqo Group and subsidiaries of Daqo Group before twelve months after the date that the financial statements are issued.

2.
While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed or rolled over most of its short term bank loans upon the maturity of the loans and believes the Group will continue to be able to do so.

Based on the above factors and plans, management believes that adequate sources of liquidity will exist to fund the Group’s working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due during the twelve month period after the date that the financial statements are issued.

(b) Basis of consolidations

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, useful lives and residual values of long-lived assets, impairment for long lived assets, valuation allowances for deferred tax assets, interest capitalization and certain assumptions used in the computation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. Allowance for doubtful accounts is $ 1,087,465 and $ 10,163 as of December 31, 2015 and 2016, respectively, based on the aging of the receivables and the Group’s assessment of the customers’ credit risk.

The following customers accounted for 10% or more of accounts receivable:

Accounts	December 31,
receivable	2015		2016
Customer A	$	*		$1,576,400
Customer B	$	*		$1,368,956
Customer C		$2,996,042		$1,294,342
Customer D		$6,354,510	$	*
Customer F		$2,315,035	$	*
Customer G		$2,299,732	$	*

*	Represents less than 10%

From time to time, certain accounts receivable balances are settled in the form of notes receivable. As of December 31, 2015 and 2016, notes receivable represents bank acceptance drafts that are non-interest bearing and due within 6 months.

Furthermore, all of the Group's long-term bank borrowings are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Group's short term bank borrowings obligations, other liabilities and commitments as they become due (see Note 2(a)). The Group's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash of $19,062,714 and $15,893,467 as of December 31, 2015 and 2016, respectively, are restricted bank deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(g) Allowance for Doubtful Accounts

The Group determines its allowance for doubtful accounts by actively monitoring the financial condition of its customers to determine the potential for any nonpayment of trade receivables. In determining its allowance for doubtful accounts, the Group also considers other economic factors, such as aging trends. The Group believes that its process of specific review of customers combined with overall analytical review provides an effective evaluation of ultimate collectability of trade receivables. Provisions for allowance for doubtful accounts are recorded as general and administrate expense in the consolidated statements of operations.

(h) Inventories

Inventories are stated at lower of cost or net realizable value. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated net realizable value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2014, 2015 and 2016 were $ 175,568, $62,422 and nil respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

The Group reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Group considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. The Group capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the years ended December 31, 2014, 2015 and 2016 was $1,960,259, $2,825,879 and $1,757,547 respectively.

(j) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group’s land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $628,052, $595,716 and $557,162, for the years ended December 31, 2014, 2015 and 2016, respectively.

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize.

During each of the three year ended December 31, 2014, 2015 and 2016, the impairment charges were $nil, $1,622,588 and $198,689, respectively. The impairment loss of $1.6 million and $0.2 million incurred during the year ended December 31, 2015 and 2016 was related to the identified relocation assets in Chongqing that were not transferrable and could not be reutilized by its Xinjiang expansion project. Please refer to Note 3 for further information.

(l) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon and wafers typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements typically do not contain post-shipment obligations or other return or credit provisions.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Group also provides OEM services to customers, such as the provision of service to process polysilicon into ingots and wafers. The Group recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

(m) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Cost of revenues does not include shipping and handling expenses, therefore the Group's cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

(n) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $2,054,786, $2,708,962 and $3,147,594, respectively for the years ended December 31, 2014, 2015 and 2016.

(o) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the years ended December 31, 2015 and 2016, the Group incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

(p) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies, at their discretion, determine the amount of the subsidies with reference to fixed assets and land use right payments, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group; however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2014, 2015 and 2016 were $926,173, $3,578,865 and $4,742,635, respectively. For government grants related to fixed assets are recorded as long term liabilities and amortized on a straight-line basis over the useful life of the associated asset as an offset to depreciation expense. The Group received government grants related to fixed assets of $113,735, $690,889 and $323,769 during the years ended December 31, 2014, 2015 and 2016, respectively.

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

(r) Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The fair value of share options is determined using the Black-Scholes valuation model and the fair value of restricted share units ("RSUs") is determined with reference to the fair value of the underlying shares. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses or cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2014, 2015 and 2016, the Group recognized share-based compensation expense of $1,792,819, $3,687,951 and $2,702,089, respectively, which was classified as follows:

	Year ended December 31,
	2014	2015	2016
Selling, general and administrative expenses	$1,544,078	$3,323,948	$2,501,957
Research and development expenses	12,310	—	—
Cost of sales	236,431	364,003	200,132
Total	$1,792,819	$3,687,951	$2,702,089

(s) Earnings per share

Basic earnings per ordinary share are computed by dividing the net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the treasury stock method.

(t) Foreign currency translation

The reporting currency of the Company is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $30,891,550 and $28,839,371 as of December 31, 2015 and 2016, respectively.

(u) Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•
Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•
Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, note receivables other current assets, amount due from related parties, accounts payable, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and current portion of long-term bank borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Group’s long-term bank borrowings as of December 31, 2015 and 2016 is estimated by discounted cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date. The long-term bank borrowings approximate their fair values because market interest rates have no fluctuated significantly since the contract signed.

(v) Noncontrolling interest

The Group classified the ownership interest in the consolidated entity held by a party other than the Group to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the Consolidated Statements of Operations. Xinjiang Daqo Investment's equity interests in Xinjiang Daqo are presented as a noncontrolling interest as of December 31, 2015. The non-controlling interest was $1,302,027 and $1,629,161 as of December 31, 2015 and 2016, respectively.

(w) Treasury Stock

On July 9, 2012, the Company's Board of Directors authorized the Company to repurchase up to $5 million in aggregate value of its outstanding ordinary shares through open market or other legally permissible means prior to December 31, 2012 in accordance with applicable securities laws. During the year ended December 31, 2014, 2015 and 2016, the Company repurchased nil, 2,356,900 and nil shares for a total purchase price of nil, $1,350,164 and nil. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

(x) Investment accounted for under the cost-method

On February 17, 2016, Xinjiang Daqo entered into an agreement to invest in Syned Fire Safety Service Co., Ltd.(“Syned Fire Safety Services”), a company engaging in fire safety activities. Pursuant to the agreement, Xinjiang Daqo contributed a capital investment of $ 581,581 (RMB 4,038,900) in cash, which represents 15.29% of the share capital of Syed Fire Safety Services and holds one of the seven seats on the board of the director of the investee. The Group accounts for the investment using the cost method as the Group is unable to exercise significant influence on the investee.

The Group reviews its investment in Syed Fire Safety Service to determine whether a decline in fair value below the carrying value, if any, is other- than-temporary. No impairment loss occurred during the year ended December 31, 2016. Although assumptions used in estimates of fair value of the investment in Syed Fire Safety Service are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

(y) Adoption of New Accounting Pronouncement

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern, which requires management of public and private companies to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The new standard is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. The Group has adopted ASU 2014-15, assessed its ability to continue as a going concern and concluded that substantial doubt about its ability to continue as a going concern does not exist.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes which simplifies the presentation of deferred taxes on the balance sheet by requiring classification of all deferred tax items as noncurrent including valuation allowances by jurisdiction. The ASU is effective for public entities for annual and interim periods beginning after December 15, 2016, and interim periods within those annual reporting periods. Early adoption is permitted as of the beginning of any interim or annual reporting period. The Group adopted the ASU and has already considered the impact on its consolidated financial statements and related disclosures as of December 31, 2016 and the effect is not material.

(z) Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The Company must adopt ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the "new revenue standards").

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The new revenue standards become effective for the Company on January 1, 2018. The Company currently anticipates adopting the new revenue standards using the full retrospective method. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (Topic 330), which applies to inventory that is measured using first-in, first-out (“FIFO”) or average cost. Under the updated guidance, an entity should measure inventory that is within scope at the lower of cost and net realizable value, which is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory that is measured using last-in, last-out (“LIFO”). This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Group will adopt this ASU on its effective date of January 1, 2017 and is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, which requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. The ASU also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Entities will have to assess the realizability of such deferred tax assets in combination with the entities other deferred tax assets. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017 and for interim periods within that reporting period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases. This ASU requires lessees to recognize right-of-use assets and liabilities for operating leases, initially measured at the present value of the lease payments, on the balance sheet. In addition, it requires lessees to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. This ASU will become effective for the Company in the first quarter of fiscal year 2019, and requires adoption using a modified retrospective approach. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices and systems. As of December 31, 2016, the Group has $2.9 million of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (Note 18). Therefore, the Group does not expect material changes to its consolidated balance sheets.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends ASC Topic 718, Compensation – Stock Compensation. The objective of this amendment is part of the FASB’s Simplification Initiative as it applies to several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The effective date of the amendment is for fiscal years beginning after December 31, 2016 and interim periods within that reporting period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Company is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, the FASB issued ASU 2016-15 which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Company on January 1, 2018. The adoption of this accounting pronouncement will impact the presentation of restricted cash in the Company’s Consolidated Statements of Cash Flows. The new guidance permits early adoption. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.